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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:____
This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:             Benham & Green Capital Management, LLC
         Address:          1299 Prospect Street, Suite 301
                           La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

/s/ James A. Benham          La Jolla, California               AUGUST 11, 2000
-------------------          --------------------               ---------------
[Signature]                     [City, State]                       [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:              $146,143
                                                     (x1000)

List of Other Included Managers:                     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                    FORM 13F INFORMATION TABLE

     COLUMN 1                   COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8
  NAME OF ISSUER              TITLE OF CLASS    CUSIP      VALUE    SHRS OR   SH/    PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
                                                          (X1000)   PRN AMT   PRN    CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
American Express Co                 Com       025816 10 9    $597    11,454   Sh            Sole     N/A      11,454
Agilent Technologies Inc            Com       00846U 10 1    $860    11,658   Sh            Sole     N/A      11,658
Bristol Myers Squibb Co             Com       110122 10 8    $892    15,315   Sh            Sole     N/A      15,315
Chase Manhattan Corp New            Com       16161A 10 8  $4,229    91,819   Sh            Sole     N/A      91,819
Cisco Sys Inc                       Com       17275R 10 2 $13,045   205,229   Sh            Sole     N/A     205,229
Citigroup Inc                       Com       172967 10 1  $5,522    91,655   Sh            Sole     N/A      91,665
Dell Computer Corp                  Com       247025 10 9  $3,414    69,225   Sh            Sole     N/A      69,225
E M C Corp Mass                     Com       268648 10 2    $317     4,118   Sh            Sole     N/A       4,118
E-tek Dynamics Inc                  Com       269240 10 7  $1,830     6,935   Sh            Sole     N/A       6,935
General Elec Co                     Com       369604 10 3    $667    12,585   Sh            Sole     N/A      12,585
Hewlett Packard Co                  Com       428236 10 3  $3,840    30,752   Sh            Sole     N/A      30,752
I2 Technologies Inc                 Com       465754 10 9  $1,540    14,770   Sh            Sole     N/A      14,770
Intel Corp                          Com       458140 10 0 $10,451    78,175   Sh            Sole     N/A      78,175
Internet Cap Group Inc              Com       46059C 10 6  $1,267    34,221   Sh            Sole     N/A      34,221
JDS Uniphase Corp                   Com       46612J 10 1  $2,601    21,700   Sh            Sole     N/A      21,700
Johnson & Johnson                   Com       478160 10 4  $4,028    39,537   Sh            Sole     N/A      39,537
Lucent Technologies Inc             Com       549463 10 7    $329     5,552   Sh            Sole     N/A       5,552
Microsoft Corp                      Com       594918 10 4  $4,281    53,518   Sh            Sole     N/A      53,518
Morgan Stanley Dean Witter&Co     Com New     617446 44 8    $643     7,725   Sh            Sole     N/A       7,725
Motorola Inc                        Com       620076 10 9    $680    23,405   Sh            Sole     N/A      23,405
Nextel Communications Inc           Cl A      65332V 10 3    $220     3,600   Sh            Sole     N/A       3,600
Nokia Corp                     Sponsored ADR  654902 20 4 $17,794   356,335   Sh            Sole     N/A     356,335
Pfizer Inc                          Com       717081 10 3  $8,664   180,507   Sh            Sole     N/A     180,507
PMC-Sierra Inc                      Com       69344F 10 6  $1,007     5,665   Sh            Sole     N/A       5,665
Qualcomm Inc                        Com       747525 10 3 $25,578   426,296   Sh            Sole     N/A     426,296
Rambus Inc Del                      Com       750917 10 6 $27,749   269,411   Sh            Sole     N/A     269,411
Sun Microsystems Inc                Com       866810 10 4    $355     3,907   Sh            Sole     N/A       3,907
Tellabs Inc                         Com       879664 10 0  $3,474    50,760   Sh            Sole     N/A      50,760
Texas Instrs Inc                    Com       882508 10 4    $269     3,922   Sh            Sole     N/A       3,922
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